Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Leases, Operating [Abstract]
Total lease expense	$ 51,400	$ 50,900	$ 44,700
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	61,140
2019	60,235
2020	58,418
2021	56,447
2022	54,616
Thereafter	143,798
Total	434,654
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	1,192
2019	827
2020	508
2021	508
2022	255
Thereafter	3,954
Total	7,244
Less - interest on capital lease obligations	(2,295)
Total principal payable on capital lease obligations	4,949	$ 2,393
Less - current maturities	(907)
Long-term capital lease obligations	$ 4,042